Disclosures on equity - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands								12 Months Ended
	Nov. 21, 2022	Aug. 17, 2022	May 18, 2022	Apr. 26, 2022	Dec. 22, 2021	Aug. 18, 2021	May 19, 2021	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Disclosures on equity [Line Items]
Interim dividend per share	$ 3.08056	$ 1.84914	$ 2.78716		$ 1.40037	$ 0.31439	$ 0.23797
Final dividend per share				$ 0.09691
Minimum percentage required to call ordinary or extraordinary meeting								50.00%
Number of consecutive limitation period of series B shares								50 years
Contractual capital commitments								$ 0
Final dividend as per policy
Disclosure of Disclosures on equity [Line Items]
Final dividend per share				$ 2.04964
Minimum
Disclosure of Disclosures on equity [Line Items]
Cash dividend rate								30.00%	30.00%